PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Components of Property and Equipment, Net
	$		$
	December 31,
	2025		2024
Buildings		$3,406,145		$3,414,388
Furniture, fixtures and equipment		327,158		318,502
Leasehold improvements		182,802		160,161
Motor vehicles		2,727		2,732
Construction in progress		—		558

Sub-total		3,918,832		3,896,341
Less: accumulated depreciation and amortization		(1,433,803)		(1,244,172)

Property and equipment, net		$2,485,029		$2,652,169